Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,068,000
Previously Paid Amount	0.00
Total Fee Amount	561.79
Total Offset Amount	0.00
Net Fee	561.79
Narrative - Max Aggregate Offering Price	$ 4,068,000
Final Prospectus	true